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MONY Custom Master

--------------------------------------------------------------------------------
Supplement to Prospectus Portfolio
Dated May 1, 1999

--------------------------------------------------------------------------------
Flexible Payment

Variable Annuity
Issued by
MONY Life Insurance Company of America

Supplement dated July 15, 1999
--------------------------------------------------------------------------------

                         SUPPLEMENT DATED JULY 15, 1999
                                       to

                          PROSPECTUS DATED MAY 1, 1999
                                      for

                   Flexible Payment Variable Annuity Contract

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account A

EFFECTIVE JULY 15, 1999 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

 1. THE THIRD BULLET ON THE COVER PAGE IS HEREBY AMENDED TO READ AS FOLLOWS:

          - If you do, you can also tell us to place your purchase payments and fund values into any or all of 25 different subaccounts. (The eleven new subaccounts added as of July 15, 1999 are currently unavailable in the State of Vermont.) Each of these subaccounts seeks to achieve a different objective. The subaccounts invest in shares of the following portfolios of the MONY Series Fund, Inc., The Enterprise Accumulation Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund and Janus Aspen Series.

 2. THE INFORMATION ON THE COVER PAGE UNDER "THE ENTERPRISE ACCUMULATION TRUST" IS AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

     Multi-Cap Growth Portfolio, Balanced Portfolio

 3. NEW BULLETS ON THE COVER PAGE UNDER THE CAPTION "ALLOCATION OF PURCHASE PAYMENTS AND CASH VALUE" ARE ADDED AS FOLLOWS:

          - Dreyfus Stock Index Fund

          - The Dreyfus Socially Responsible Growth Fund, Inc.

          - Fidelity Variable Insurance Products Fund

             - Growth Portfolio

          - Fidelity Variable Insurance Products Fund II

             - Contrafund Portfolio

          - Fidelity Variable Insurance Products Fund III

             - Growth Opportunities Portfolio

          - Janus Aspen Series

             - Aggressive Growth Portfolio, Balanced Portfolio, Capital
               Appreciation Portfolio and Worldwide Growth Portfolio.

 4. PAGE 5 IS AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

                         ENTERPRISE ACCUMULATION TRUST

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                      MULTI-CAP
                                                              BALANCED PORTFOLIO   GROWTH PORTFOLIO
                                                              ------------------   ----------------
Management Fees.............................................         0.75%               1.00%
Other Expenses (After Reimbursement)........................         0.20%               0.40%
Total Annual Expenses*......................................         0.95%               1.40%

---------------

* The sub-accounts corresponding to these Portfolios first became available for allocation in July, 1999. These expenses are estimated. Enterprise Capital has agreed to limit expenses on the Balanced Portfolio and the Multi-Cap Growth Portfolio to 0.95% and 1.40%, respectively.

                            DREYFUS STOCK INDEX FUND

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.25%
Other Expenses..............................................  0.01%
Total Annual Expenses*......................................  0.26%

---------------

* The sub-account corresponding to this Fund first became available for allocation in July, 1999.

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.75%
Other Expenses..............................................  0.05%
Total Annual Expenses*......................................  0.80%

---------------

* The sub-account corresponding to this Fund first became available for allocation in July, 1999.

                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              GROWTH PORTFOLIO
                                                              ----------------
Management Fees.............................................        0.59%
Other Expenses (After Reimbursement)........................        0.07%
Total Annual Expenses (After Reimbursement)*................        0.66%

---------------

* The sub-account corresponding to this Portfolio first became available for allocation in July, 1999. Expenses are net of reimbursements. Absent reimbursements, expenses would have been 0.68%.

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              CONTRAFUND PORTFOLIO
                                                              --------------------
Management Fees.............................................          0.59%
Other Expenses (After Reimbursement)........................          0.07%
Total Annual Expenses (After Reimbursement)*................          0.66%

---------------

* The sub-account corresponding to this Portfolio first became available for allocation in July, 1999. Expenses are net of reimbursements. Absent reimbursements, expenses would have been 0.70%.

                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              GROWTH OPPORTUNITIES
                                                              --------------------
Management Fees.............................................          0.59%
Other Expenses (After Reimbursement)........................          0.11%
Total Annual Expenses (After Reimbursement)*................          0.70%

---------------

* The subaccount corresponding to this Portfolio first became available for allocation in July, 1999. Expenses are net of reimbursements. Absent reimbursements, expenses would have been 0.71%.

                               JANUS ASPEN SERIES

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                   AGGRESSIVE                 CAPITAL      WORLDWIDE
                                                     GROWTH     BALANCED    APPRECIATION    GROWTH
                                                   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                   ----------   ---------   ------------   ---------
Management Fees (After Waivers)..................     0.72%       0.72%         0.70%        0.65%
Other Expenses (After Waivers)...................     0.03%       0.02%         0.22%        0.07%
Total Annual Expenses (After Waivers)*...........     0.75%       0.74%         0.92%**      0.72%**

---------------

 * The sub-accounts corresponding to these portfolios first became available for allocation in July, 1999.

** Expenses are net of waivers. Absent waivers, expenses for the Capital
   Appreciation and Worldwide Growth Portfolios would have been 0.97% and 0.74%, respectively.

 5. THE FIRST FULL PARAGRAPH ON PAGE 6 IS AMENDED TO INCLUDE THE FOLLOWING
    INFORMATION:

     The expenses borne by the Enterprise Accumulation Trust assume that the expense reimbursements in effect on and after July 15, 1999 for the Balanced and Multi-Cap Portfolios which limit the total annual expenses to .75% and 1.00% respectively of average net assets, will continue throughout the period shown.

 6. THE EXAMPLE ON PAGE 6 OF THE PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING
    INFORMATION:

     If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                               AFTER     AFTER     AFTER     AFTER
                 SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ----------                    ------   -------   -------   --------
Enterprise Multi-Cap Growth..................   $90      $136      $185       $298
Enterprise Balanced..........................   $85      $122      $162       $253
Dreyfus Stock Index..........................   $78      $101      $127       $180
Dreyfus Socially Responsible.................   $84      $118      $155       $238
Fidelity VIP Growth..........................   $82      $114      $148       $223
Fidelity VIP II Contrafund...................   $82      $114      $148       $223
Fidelity VIP III Growth Opportunities........   $83      $115      $150       $227
Janus Aspen Series Aggressive Growth.........   $83      $116      $152       $233
Janus Aspen Series Balanced..................   $83      $116      $152       $232
Janus Aspen Series Capital Appreciation......   $85      $122      $161       $250
Janus Aspen Series Worldwide Growth..........   $83      $115      $151       $230

 7. THE EXAMPLE ON PAGE 7 OF THE PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING
    INFORMATION:

     If you annuitize your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                               AFTER     AFTER     AFTER     AFTER
                 SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ----------                    ------   -------   -------   --------
Enterprise Multi-Cap Growth..................   $90      $136      $141       $298
Enterprise Balanced..........................   $85      $122      $118       $253
Dreyfus Stock Index..........................   $78      $101      $ 82       $180
Dreyfus Socially Responsible.................   $84      $118      $110       $238
Fidelity VIP Growth..........................   $82      $114      $103       $223
Fidelity VIP II Contrafund...................   $82      $114      $103       $223
Fidelity VIP III Growth Opportunities........   $83      $115      $105       $227
Janus Aspen Series Aggressive Growth.........   $83      $116      $108       $233
Janus Aspen Series Balanced..................   $83      $116      $107       $232
Janus Aspen Series Capital Appreciation......   $85      $122      $116       $250
Janus Aspen Series Worldwide Growth..........   $83      $115      $106       $230

 8. THE EXAMPLE ON PAGE 7 OF THE PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING
    INFORMATION:

     If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                               AFTER     AFTER     AFTER     AFTER
                 SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ----------                    ------   -------   -------   --------
Enterprise Multi-Cap Growth..................   $27       $82      $141       $298
Enterprise Balanced..........................   $22       $69      $118       $253
Dreyfus Stock Index..........................   $15       $48      $ 82       $180
Dreyfus Socially Responsible.................   $21       $64      $110       $238
Fidelity VIP Growth..........................   $19       $60      $103       $223
Fidelity VIP II Contrafund...................   $19       $60      $103       $223
Fidelity VIP III Growth Opportunities........   $20       $61      $105       $227
Janus Aspen Series Aggressive Growth.........   $20       $63      $108       $233
Janus Aspen Series Balanced..................   $20       $62      $107       $232
Janus Aspen Series Capital Appreciation......   $22       $68      $116       $250
Janus Aspen Series Worldwide Growth..........   $20       $62      $106       $230

 9. THE 2ND AND 3RD SENTENCE OF THE LAST PARAGRAPH ON PAGE 13 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

     There are currently 25 subaccounts available to you. Each subaccount invests only in shares of a designated portfolio/fund of MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or the Janus Aspen Series.

10. THE TABLE LISTING SUBACCOUNTS BEGINNING ON PAGE 14 OF THE PROSPECTUS IS HEREBY AMENDED TO INCLUDE THE FOLLOWING INFORMATION:


      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   ENTERPRISE BALANCED SUBACCOUNT                Seeks long-term total return. Generally,
                                                 between 55% and 75% of its total assets
   This subaccount purchases shares of the       will be invested in equity securities, and
   Enterprise Accumulation Trust Balanced        between 45% and 25% in fixed income
   Portfolio.                                    securities to provide a stable flow of
                                                 income. Allocation will vary based on the
                                                 manager's assessment of the return
                                                 potential of each asset class.
   ENTERPRISE MULTI-CAP GROWTH SUBACCOUNT        Seeks long-term capital appreciation by
                                                 primarily investing in growth stocks.
   This subaccount purchases shares of the       Companies will tend to fall into one of
   Enterprise Accumulation Trust Multi-Cap       two categories: companies that offer goods
   Growth Portfolio.                             or services to a rapidly expanding
                                                 marketplace or companies experiencing a
                                                 major change that is expected to produce
                                                 advantageous results.
   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. Generally invests in all 500
   Dreyfus Stock Index Fund.                     stocks in the S&P 500 in proportion to
                                                 their weighting in the index.

      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   THE DREYFUS SOCIALLY RESPONSIBLE              Seeks to provide capital growth, with
   SUBACCOUNT                                    current income as a secondary goal. Invest
                                                 primarily in common stock of companies
   This subaccount purchases shares of The       that, in the opinion of its management,
   Dreyfus Socially Responsible Growth Fund,     meet traditional investment standards and
   Inc.                                          conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.
   FIDELITY VIP GROWTH SUBACCOUNT                Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) Growth fund.                            with higher than average price/earnings
                                                 ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.
   FIDELITY VIP II CONTRAFUND SUBACCOUNT         Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value it believes is not
   Fidelity Variable Insurance Products Fund     fully recognized by the public. Typically,
   (VIP II) Contrafund fund.                     includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   FIDELITY VIP III GROWTH OPPORTUNITIES         Seeks to provide capital growth by
   SUBACCOUNT                                    investing primarily in common stocks. May
                                                 also invest in other types of securities,
   This subaccount purchases shares of           including bonds, which may be
   Fidelity Variable Insurance Products Fund     lower-quality debt securities. May invest
   (VIP III) Growth Opportunities fund.          in securities of foreign issuers in
                                                 addition to those of domestic issuers.
   JANUS ASPEN SERIES AGGRESSIVE GROWTH          Seeks long-term growth of capital by
   SUBACCOUNT                                    investing primarily in common stocks
                                                 selected for their growth potential.
   This subaccount purchases shares of Janus     Normally, it invests at least 50% of its
   Aspen Series Aggressive Growth Portfolio.     equity assets in medium-sized companies
                                                 with market capitalization's falling
                                                 within the range of companies in the S&P
                                                 MidCap 400 Index. Market capitalization
                                                 within the Index will vary but as of
                                                 12/31/98, they ranged from approximately
                                                 $142 million to $73 billion.

      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   JANUS ASPEN SERIES BALANCED SUBACCOUNT        Seeks long-term capital growth, consistent
                                                 with preservation of capital and balanced
   This subaccount purchases shares of Janus     by current income. Normally invests 40-60%
   Aspen Series Balanced Portfolio.              of its assets in securities selected
                                                 primarily for their growth potential, and
                                                 40-60% in securities selected primarily
                                                 for their income potential and at least
                                                 25% of its assets in fixed-income
                                                 securities.
   JANUS ASPEN SERIES CAPITAL APPRECIATION       Seeks long-term growth of capital. It
   SUBACCOUNT                                    pursues its objective by investing
                                                 primarily in common stocks selected for
   This subaccount purchases shares of Janus     their growth potential. The portfolio may
   Aspen Series Capital Appreciation             invest in companies of any size, from
   Portfolio.                                    larger, well-established companies to
                                                 smaller, emerging growth companies.
   JANUS ASPEN SERIES WORLDWIDE GROWTH           Seeks long-term growth of capital in a
   SUBACCOUNT                                    manner consistent with the preservation of
                                                 capital. It pursues this objective by
   This subaccount purchases shares of Janus     investing primarily in common stocks of
   Aspen Series Worldwide Growth Portfolio.      companies of any size throughout the
                                                 world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.

11. THE TABLES SETTING FORTH THE SUB-INVESTMENT ADVISER, INVESTMENT ADVISER FEES AND SUB-INVESTMENT ADVISER FEES BEGINNING ON PAGE 17 OF THE PROSPECTUS FOR ENTERPRISE ACCUMULATION TRUST ARE HEREBY AMENDED TO ADD THE FOLLOWING PORTFOLIOS ON PAGE 19:

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  ENTERPRISE ACCUMULATION TRUST       Annual rate of 1.00% of the     Annual rate of 0.30% up to
  BALANCED PORTFOLIO                  aggregate average daily net     $1 billion and 0.20% in
                                      assets.                         excess of $1 billion of the
  Montag & Caldwell, Inc. is the                                      portfolio's aggregate
  sub-investment adviser.                                             average daily net assets.
------------------------------------------------------------------------------------------------------
  ENTERPRISE ACCUMULATION TRUST       Annual rate of 0.75% of the     Annual rate of 0.40% of the
  MULTI-CAP PORTFOLIO                 aggregate average daily net     aggregate average daily net
                                      assets.                         assets.
  Fred Alger Management Inc. is the
  sub-investment adviser.
------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, the Fund or The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the table below.

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND            Annual rate of 0.25% of the     Dreyfus Corporation pays the
                                      fund's average daily net        sub-adviser an annual rate
  Mellon Equity Associates is the     assets.                         of 0.01% of the value of the
  sub-investment adviser.                                             fund's average daily net
                                                                      assets.
------------------------------------------------------------------------------------------------------
  THE DREYFUS SOCIALLY RESPONSIBLE    Annual rate of 0.75% of the     Dreyfus Corporation pays the
  GROWTH FUND, INC.                   fund's average daily net        sub-adviser an annual rate
                                      assets.                         of 0.10% of the first $32
  NCM Capital Management Group, Inc.                                  million, 0.15% in excess of
  is the sub-investment adviser.                                      $32 million up to $150
                                                                      million, 0.20% in excess of
                                                                      $150 million up to $300
                                                                      million, 0.25% in excess of
                                                                      $300 million of the value of
                                                                      the fund's average daily net
                                                                      assets.
------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- GROWTH OPPORTUNITIES PORTFOLIO

     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments.

------------------------------------------------------------------------------------------
   PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS         The fee is calculated by adding a group fee
  FUND -- GROWTH PORTFOLIO                     rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this fund is 0.30%
                                               of the fund's average net assets.
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  II -- CONTRAFUND PORTFOLIO                   rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this fund is 0.30%
                                               of the fund's average net assets.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
   PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  III -- GROWTH OPPORTUNITIES PORTFOLIO        rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this fund is 0.30%
                                               of the fund's average net assets.
------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

     Janus Aspen Series has eleven portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios.

------------------------------------------------------------------------------------------
                 PORTFOLIO                               INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES AGGRESSIVE GROWTH         Annual rate of 0.75% of the first $300
  PORTFOLIO                                    million, 0.70 of the next $200 million,
                                               0.65% over $500 million of the portfolio's
                                               average daily net assets.*
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES BALANCED PORTFOLIO        Annual rate of 0.75% of the first $300
                                               million, 0.70 of the next $200 million,
                                               0.65% over $500 million of the portfolio's
                                               average daily net assets.*
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES CAPITAL APPRECIATION      Annual rate of 0.75% of the first $300
  PORTFOLIO                                    million, 0.70 of the next $200 million,
                                               0.65% over $500 million of the portfolio's
                                               average daily net assets.*
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES WORLDWIDE GROWTH          Annual rate of 0.75% of the first $300
  PORTFOLIO                                    million, 0.70 of the next $200 million,
                                               0.65% over $500 million of the portfolio's
                                               average daily net assets.*
------------------------------------------------------------------------------------------
 * Janus Capital has agreed to reduce the portfolio's management fee to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such portfolio.
------------------------------------------------------------------------------------------

12. PAGE 46 OF THE PROSPECTUS UNDER THE HEADING "NON-STANDARDIZED PERFORMANCE DATA" IS AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

     We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

13. EXISTING SUBACCOUNT NAMES IN THE PROSPECTUS ARE CHANGED WHENEVER THEY APPEAR AS SPECIFIED IN THE TABLE BELOW:

------------------------------------------------------------------------------------------
            OLD SUBACCOUNT NAME                            NEW SUBACCOUNT NAME
------------------------------------------------------------------------------------------
  The Money Market Subaccount                  MONY Money Market Subaccount
------------------------------------------------------------------------------------------
  The Government Securities Subaccount         MONY Government Securities Subaccount
------------------------------------------------------------------------------------------
  The Intermediate Term Bond Subaccount        MONY Intermediate Term Bond Subaccount
------------------------------------------------------------------------------------------
  The Long Term Bond Subaccount                MONY Long Term Bond Subaccount
------------------------------------------------------------------------------------------
  The Equity Subaccount                        Enterprise Equity Subaccount
------------------------------------------------------------------------------------------
  The Managed Subaccount                       Enterprise Managed Subaccount
------------------------------------------------------------------------------------------
  The Small Company Value Subaccount           Enterprise Small Company Value Subaccount
------------------------------------------------------------------------------------------
  The International Growth Subaccount          Enterprise International Growth Subaccount
------------------------------------------------------------------------------------------
  The Growth Subaccount                        Enterprise Growth Subaccount
------------------------------------------------------------------------------------------
  The Growth and Income Subaccount             Enterprise Growth and Income Subaccount
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  The Equity Income Subaccount                 Enterprise Equity Income Subaccount
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  The Small Company Growth Subaccount          Enterprise Small Company Growth Subaccount
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  The Capital Appreciation Subaccount          Enterprise Capital Appreciation Subaccount
------------------------------------------------------------------------------------------
  The High Yield Bond Subaccount               Enterprise High Yield Bond Subaccount
------------------------------------------------------------------------------------------

Form No. 14477 SL (7/99)                                      Reg. No. 333-59717

MONY Life Insurance Company of America
Administrative Offices
1740 Broadway, New York, NY 10019

[THE MONY GROUP LOGO]
                                      MONY Life Insurance Company of America and
                                                                            MONY
                                       Securities Corporation are members of The
                                                                      MONY Group
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                                                          Form No. 14477 SL 7/99